Note 3 - Inventories - Components of Inventories (Details) - USD ($)	Oct. 31, 2018	Oct. 31, 2017
Finished goods	$ 5,454,629	$ 5,869,269
Work in process	3,877,670	2,507,434
Raw materials	7,871,145	8,108,433
Production supplies	271,311	296,313
Total	$ 17,474,755	$ 16,781,449